Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Foreign currency translation description	The functional currency of certain subsidiaries is the Canadian Dollar (“CAD”) or British Pound (“GBP”). Assets and liabilities are translated based on the exchange rates at the balance sheet date (0.7369 and 0.7874 for the CAD, 1.2098 and 1.3510 for the GBP as of December 31, 2022 and 2021, respectively), while expense accounts are translated at the weighted average exchange rate for the period (0.7689 and 0.7977 for the CAD, and 1.2173 and 1.3753 for the GBP for the years ended December 31, 2022 and 2021, respectively). Equity accounts are translated at historical exchange rates. The resulting translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income.
Other comprehensive gain (loss)	$ (3,702,963)	$ 180,554
Foreign currency transaction gain loss	(12,777)	(69)
Restricted cash	25,079
Incurred expenses	2,191,834	1,000,769
Research and development expenses	$ 240,731	$ 2,947,536